SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning	33,533	27,518	29,560
Weighted Average Exercise Price, Beginning	$ 21.00	$ 23.66	$ 23.59
Number of Options, Granted		6,015
Weighted Average Exercise Price, Granted		$ 8.75
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited			(340)
Weighted Average Exercise Price, Forfeited			$ 22.05
Number of Options, Expired			(1,702)
Weighted Average Exercise Price, Expired			$ 22.05
Number of Options, Exercised
Number of Options Outstanding, Ending	33,533	33,533	27,518
Weighted Average Exercise Price, Ending	$ 21.00	$ 21.00	$ 23.66
Number of Options Exercisable	31,027	29,516
Weighted Average Exercise Price, Exercisable	$ 21.88	$ 22.54
Number of Options, Forfeited			340
Number of Options Exercisable	31,027	29,516
Weighted Average Exercise Price, Exercisable	$ 21.88	$ 22.54